Revenue from contract with customers (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Disaggregated Operating Revenues	The following table shows disaggregated operating revenues for the years ended as December 31, 2023, 2022 and 2021.

	2023	2022	2021
Passenger revenue
Passenger revenue	$3,263,764	$2,793,420	$1,388,089
Miles redeemed	52,597	31,299	24,301
	3,316,361	2,824,719	1,412,390

Cargo and mail revenue	97,105	101,765	71,577

Other operating revenue
Frequent flyer program - marketing services	37,930	28,396	18,897
Other operating revenue	5,608	10,153	7,067
	43,538	38,549	25,964
	$3,457,004	$2,965,033	$1,509,931

Summary of Changes in Contract Liabilities
The table below presents the changes in air traffic liability:

	2023	2022
Balance at beginning of year	$651,805	$557,331
Sales	3,722,763	3,320,260
Revenue recognition	(3,076,635)	(2,623,256)
Tax recognition	(547,206)	(450,541)
Reimbursements	(84,033)	(105,508)
Interline tickets	(52,675)	(52,496)
Other	(2,163)	6,015
Balance at end of year	$611,856	$651,805
The table below presents the activity of the current and non-current frequent flyer liability:

	2023	2022
Balance at beginning of year	$111,526	$95,114
Deferred of revenue	65,887	47,711
Recognition of revenue	(52,597)	(31,299)
Balance at end of year	$124,816	$111,526
Current	55,062	55,292
Non-current	69,754	56,234
	$124,816	$111,526

Operating Revenue by Principal Geographic Area	Information concerning operating revenue by geographic area for the period ended December 31 is as follows:

	2023	2022	2021
North America	$1,328,504	$957,730	$428,457
South America	1,233,362	1,094,450	557,827
Central America	796,679	819,534	475,590
Caribbean	54,921	54,770	22,093
	$3,413,466	$2,926,484	$1,483,967